Reed Smith LLP 1301 K Street, N.W. Suite 1000 - East Tower Washington, D.C. 20005-3373 Tel +1 202 414 9200 Fax +1 202 414 9299 reedsmith.com *Admitted Washington, DC Virginia, Massachusetts

April 27, 2017

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Initial Registration Statement on Form S-3
Brighthouse Life Insurance Company of NY
Brighthouse Shield [blank] Annuity 2017

Commissioners:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), an initial registration statement on Form S-3 (the “Initial Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 414-9208 or Peggy Heminger at (412) 288-7204.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

WC:gp

Attachment

cc:	Peggy Heminger

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